Putnam Investments
                                                One Post Office Square
                                                Boston, MA 02109
                                                July 11, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds ("the Fund") (Reg. No. 33-56339) (811-7237)
    Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information for Putnam Small Cap Value Fund that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 32 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 30, 2000.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 1-1796.

                                            Very truly yours,

                                            Putnam Investment Funds

                                            /s/ Gordon H. Silver
                                        By: ----------------------------
                                            Gordon H. Silver
                                            Vice President


cc: Jennifer Borggaard, Esq., Ropes & Gray